[redacted]

15007395

Nasdaq

805 King Farm Blvd.
Rockville, MD 20850 / USA
Nasdaq.com

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC
MAY 19 2015
Washington, DC 20549
CERT NAS
File No. 001-37397

__By Electronic Mail__

May 19, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on May 15, 2015 The Nasdaq Stock Market (the "Exchange") received from GP Investments Acquisition Corp. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Units, each consisting of one Ordinary Share and one-half of one Warrant
Ordinary Shares, par value $0.0001 per share
Warrants, each exercisable for one Ordinary Share

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery